September 21, 2005

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:        Evergreen Equity Trust (the “Trust”)
               Evergreen Asset Allocation Fund (“The Fund”)
            Form N-1A, Nos: 333-37453 / 811-08413

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectuses and Statement of Additional Information for the Fund that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information for the Fund contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 85 to Registration Statement Nos. 333-37453 / 811-08413) (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on September 19, 2005, accession no. 0000907244-05-000374.

If you have any questions or would like further information, please call me at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle